Income Taxes - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective income tax rate	43.00%	34.00%	39.00%	33.00%
U.S. Federal Statutory Tax Rate			35.00%		35.00%
Deferred state and local income tax expense (benefit)	$ 7				$ 0	$ 1	$ 1
Effective income tax rate, change in deferred tax assets valuation allowance	10.00%			7.00%
Current income tax expense (benefit)					106	91	91
Deferred income tax expense			8	(4)	(1)	12	6
Deferred tax assets, valuation allowance					1	1
Income taxes paid					$ 1	$ 0	$ 0